TRADE PAYABLES (Schedule of Aging Analysis of Trade Payables) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
AgingAnalysisOfTradePayablesLineItems [Line Items]
Trade payables | ¥		¥ 100	¥ 215
USD [Member]
AgingAnalysisOfTradePayablesLineItems [Line Items]
Trade payables | $	$ 15
Within 1 year [Member]
AgingAnalysisOfTradePayablesLineItems [Line Items]
Trade payables | ¥			15
Within 1 year [Member] | USD [Member]
AgingAnalysisOfTradePayablesLineItems [Line Items]
Trade payables | $
Expiring 2019 [Member]
AgingAnalysisOfTradePayablesLineItems [Line Items]
Trade payables | ¥			100
Expiring 2019 [Member] | USD [Member]
AgingAnalysisOfTradePayablesLineItems [Line Items]
Trade payables | $
Later Than Two Years [Member]
AgingAnalysisOfTradePayablesLineItems [Line Items]
Trade payables | ¥		¥ 100	¥ 100
Later Than Two Years [Member] | USD [Member]
AgingAnalysisOfTradePayablesLineItems [Line Items]
Trade payables | $	$ 15